REVENUE - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,459	$ 5,772
Operational finance lease income	19	15
Lease and other revenue	149	166
Revenue	8,627	5,953
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,990	1,959
Operational finance lease income	17	15
Lease and other revenue	116	131
Revenue	2,123	2,105
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	892	857
Operational finance lease income	2	0
Lease and other revenue	33	35
Revenue	927	892
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,577	2,956
Operational finance lease income	0	0
Lease and other revenue	0	0
Revenue	5,577	2,956
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,396	2,404
Take-or-Pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,642	1,664
Take-or-Pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	754	740
Take-or-Pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	486	412
Fee-for-Service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	348	295
Fee-for-Service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	138	117
Fee-for-Service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,577	2,956
Product Sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,577	$ 2,956